Fees and Expenses - U.S. LARGE COMPANY PORTFOLIO	Oct. 31, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]

This table describes the fees and expenses you may pay if you buy, hold or sell ETF Class shares of the Portfolio. You may also incur usual and customary brokerage commissions when buying or selling the ETF Class shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - U.S. LARGE COMPANY PORTFOLIO	ETF Class
Management Fees (as a percentage of Assets)	0.06%
Other Expenses (as a percentage of Assets):	0.05%	[1]
Expenses (as a percentage of Assets)	0.11%
Fee Waiver or Reimbursement	(0.03%)	[2]
Net Expenses (as a percentage of Assets)	0.08%
[1]	The ETF Class shares of the Portfolio are new, so the “Other Expenses" shown for the class are based on anticipated fees and expenses for the first full fiscal year.
[2]

Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2027, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Expense Example [Heading]	EXAMPLE
Expense Example Narrative [Text Block]

This Example is meant to help you compare the cost of investing in the Portfolio's ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio's ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio's ETF class shares reflect the net expenses of the Portfolio's ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

Expense Example, With Redemption [Table]
Expense Example - U.S. LARGE COMPANY PORTFOLIO	ETF Class USD ($)
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	32
Expense Example, with Redemption, 5 Years	59
Expense Example, with Redemption, 10 Years	$ 138

Expense Example, No Redemption [Table]
Expense Example, No Redemption - U.S. LARGE COMPANY PORTFOLIO	ETF Class USD ($)
Expense Example, No Redemption, 1 Year	$ 8
Expense Example, No Redemption, 3 Years	32
Expense Example, No Redemption, 5 Years	59
Expense Example, No Redemption, 10 Years	$ 138

Portfolio Turnover [Heading]	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]

A fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. During the fiscal year ended October 31, 2024, the Portfolio's portfolio turnover rate was 6% of the average value of its investment portfolio.

Portfolio Turnover, Rate	6.00%